Share-Based Compensation - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	14,939,945
Number of Options, Granted	1,349,580
Number of Options, Exercised	(1,074,846)
Number of Options, Reversal	3,506,228
Number of Options, Forfeited	(1,238,454)
Number of Options, Outstanding Ending	17,482,453	14,939,945
Number of Options, Vested and expected to vest	17,482,453
Number of Options, Exercisable	5,626,253
Weighted-Average Exercise Price, Outstanding beginning	$ 2.2266
Weighted-Average Exercise Price, Granted	0.0002
Weighted-Average Exercise Price, Exercised	0.0002
Weighted-Average Exercise Price, Forfeited	1.5632
Weighted-Average Exercise Price, Outstanding Ending	1.7921	$ 2.2266
Weighted-Average Exercise Price, Vested and expected to vest	1.7921
Weighted-Average Exercise Price, Exercisable	0.6555
Weighted-Average Grant Date Fair Value, Outstanding Beginning	2.43
Weighted-Average Grant Date Fair Value, Granted	0.3	0.74	$ 3.07
Weighted-Average Grant Date Fair Value, Exercised	9.49
Weighted-Average Grant Date Fair Value, Forfeited	1.15
Weighted-Average Grant Date Fair Value, Outstanding Ending	6.67	$ 2.43
Weighted-Average Grant Date Fair Value, Vested and expected to vest	6.67
Weighted-Average Grant Date Fair Value, Exercisable	$ 19.48
Weighted-Average Remaining Contractual Term, Outstanding	6 years 5 months 26 days	7 years 8 months 19 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	6 years 5 months 26 days
Weighted-Average Remaining Contractual Term, Exercisable	4 years 11 months 19 days
Aggregate Intrinsic Value, Outstanding	$ 18,711	$ 4,238
Aggregate Intrinsic Value, Vested and expected to vest	18,711
Aggregate Intrinsic Value, Exercisable	$ 11,456